UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.6%

	Shares	Value

CONSUMER DISCRETIONARY — 9.7%
American Axle & Manufacturing Holdings *	11,365	$190,023
American Eagle Outfitters	4,019	101,198
Cameco	18,744	202,435
Nautilus *	7,195	102,529
Playa Hotels & Resorts *	16,914	175,736
Scholastic	2,648	110,581

		882,502

CONSUMER STAPLES — 0.4%
Landec *	2,387	33,418

ENERGY — 12.6%
Carrizo Oil & Gas *	8,090	227,976
HighPoint Resources *	39,037	255,302
Mammoth Energy Services	7,337	273,083
SRC Energy *	18,211	206,149
TPG Pace Energy *	14,267	175,484

		1,137,994

FINANCIALS — 23.3%
BGC Partners, Cl A	19,125	205,403
Carolina Financial	2,838	118,486
CenterState Bank	7,837	217,477
Chemical Financial	3,931	223,281
Hercules Capital	22,448	303,272
Heritage Insurance Holdings	14,433	247,815
Meta Financial Group	1,925	172,191
Origin Bancorp	2,967	120,520
TriState Capital Holdings *	9,203	270,568
Veritex Holdings *	7,505	231,304

		2,110,317

HEALTH CARE — 13.2%
Athenex *	3,176	61,202
Avanos Medical *	2,566	141,643
Cambrex *	1,514	94,625
Capital Senior Living *	24,012	239,880

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Clearside Biomedical *	17,064	$152,040
Gemphire Therapeutics *	6,834	50,025
Invacare	13,963	249,240
Nuvectra *	5,064	79,403
Supernus Pharmaceuticals *	2,422	128,245

		1,196,303

INDUSTRIALS — 18.0%
Aerojet Rocketdyne Holdings *	5,937	200,077
American Railcar Industries	1,111	50,628
CIRCOR International *	4,759	211,062
Costamare	17,634	122,380
Genesee & Wyoming, Cl A *	1,568	134,848
Kelly Services, Cl A	9,371	227,621
Knight-Swift Transportation Holdings, Cl A	2,856	92,963
Matthews International, Cl A	3,253	170,945
SPX FLOW *	3,719	176,727
Titan Machinery *	3,462	52,415
Viad	1,508	86,559
YRC Worldwide *	10,879	105,961

		1,632,186

INFORMATION TECHNOLOGY — 7.3%
Carbonite *	3,318	113,807
Cohu	4,394	110,641
Cypress Semiconductor	11,491	204,655
Fabrinet *	2,762	108,049
SPS Commerce *	1,402	120,278

		657,430

MATERIALS — 6.5%
Carpenter Technology	4,951	271,166
Ferro *	9,664	217,633
Innophos Holdings	2,287	103,327

		592,126

REAL ESTATE — 3.6%
Agree Realty REIT	4,389	233,670

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Uniti Group REIT	5,067	$89,585

		323,255

TOTAL COMMON STOCK
(Cost $7,819,209)		8,565,531

EXCHANGE TRADED FUND — 2.2%

iShares Russell 2000 Value ETF (Cost $175,842)	1,501	200,639

RIGHTS — 0.0%

	Number Of Rights
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT-TERM INVESTMENT — 2.5%

	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $222,440)	222,440	222,440

TOTAL INVESTMENTS— 99.3%
(Cost $8,217,491)		$8,988,610

Percentages are based on Net Assets of $9,052,016.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2018.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2018
(Unaudited)

For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.9%

	Shares	Value

CONSUMER DISCRETIONARY — 8.1%
American Eagle Outfitters	19,999	$503,575
Comcast, Cl A	18,260	653,343
Ford Motor	27,276	273,851
General Motors	19,005	720,480
Lear	2,170	390,882
Polaris Industries	4,491	473,441
Ralph Lauren, Cl A	3,790	511,574
Wyndham Hotels & Resorts	7,837	454,546

		3,981,692

CONSUMER STAPLES — 7.0%
Altria Group	8,295	486,751
Archer-Daniels-Midland	14,832	715,792
Clorox	2,927	395,642
Kroger	9,252	268,308
PepsiCo	2,580	296,700
Procter & Gamble	5,178	418,797
Tyson Foods, Cl A	6,152	354,663
Walmart	5,386	480,593

		3,417,246

ENERGY — 11.1%
Antero Resources *	23,287	478,315
Baker Hughes a GE	8,607	297,630
Chevron	10,569	1,334,548
ConocoPhillips	11,246	811,624
ExxonMobil	12,352	1,006,811
Helmerich & Payne	5,898	361,842
Marathon Petroleum	7,164	579,066
Valero Energy	4,596	543,937

		5,413,773

FINANCIALS — 24.3%
Allstate	5,578	530,579
Bank of America	32,846	1,014,284
BB&T	13,199	670,641
Berkshire Hathaway, Cl B *	6,818	1,349,078
Capital One Financial	3,632	342,570

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Citigroup	17,931	$1,289,060
E*TRADE Financial *	7,853	469,688
Fifth Third Bancorp	21,742	643,346
Goldman Sachs Group	2,840	674,301
JPMorgan Chase	17,127	1,968,749
Lincoln National	8,116	552,700
Prudential Financial	6,466	652,484
Synchrony Financial	14,192	410,717
TD Ameritrade Holding	10,052	574,472
Unum Group	9,821	390,188
Wells Fargo	6,722	385,103

		11,917,960

HEALTH CARE — 14.3%
AbbVie	3,236	298,457
ABIOMED *	843	298,869
Anthem	2,107	533,071
Cantel Medical	3,056	283,322
Cigna	3,786	679,284
CVS Health	12,677	822,230
Globus Medical, Cl A *	11,070	569,883
Johnson & Johnson	11,354	1,504,632
Merck	5,345	352,075
Pfizer	30,875	1,232,839
Thermo Fisher Scientific	1,887	442,558

		7,017,220

INDUSTRIALS — 7.8%
AGCO	7,827	493,258
Honeywell International	2,728	435,525
JetBlue Airways *	15,901	286,218
Oshkosh	5,125	385,656
Owens Corning	5,225	325,099
Textron	7,954	543,020
United Continental Holdings *	4,819	387,448
United Rentals *	3,003	446,846
XPO Logistics *	5,267	525,225

		3,828,295

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 9.5%
Adobe Systems *	2,000	$489,360
Cisco Systems	30,725	1,299,360
Hewlett Packard Enterprise	29,732	459,062
Intel	23,354	1,123,327
Microchip Technology	4,937	461,264
Micron Technology *	7,749	409,070
Microsoft	3,973	421,456

		4,662,899

MATERIALS — 4.1%
Alcoa *	9,536	412,623
Huntsman	16,344	548,014
Reliance Steel & Aluminum	3,657	329,861
Westlake Chemical	3,682	394,784
WestRock	5,073	294,133

		1,979,415

REAL ESTATE — 4.9%
Brixmor Property Group REIT	38,591	682,675
Host Hotels & Resorts REIT	30,104	630,378
Life Storage REIT	5,864	562,709
STORE Capital REIT	19,231	527,891

		2,403,653

TELECOMMUNICATION SERVICES — 3.3%
AT&T	18,967	606,375
Verizon Communications	19,940	1,029,701

		1,636,076

UTILITIES — 5.5%
CenterPoint Energy	13,516	384,936
Entergy	4,643	377,383
Exelon	17,616	748,680
PPL	15,821	455,170
Public Service Enterprise Group	14,411	743,031

		2,709,200

TOTAL COMMON STOCK
(Cost $44,400,768)		48,967,429

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2018
(Unaudited)

SHORT-TERM INVESTMENT — 0.2%

	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $96,510)	96,510	$ 96,510

TOTAL INVESTMENTS— 100.1% (Cost $44,497,278)		$ 49,063,939

Percentages are based on Net Assets of $48,997,878.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2018.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018